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FINANCIAL GROUP            PORTLAND  SEATTLE  WARSAW  BERMUDA




                                        May 2, 2001

              VIA EDGAR

              Securities and Exchange Commission
              Office of Document Control
              450 Fifth Street, N.W.
              Washington, D.C. 20549

                  Re:      Sound Shore Fund, Inc.
                           FILE NUMBERS 2-96141; 811-4244

              Ladies and Gentlemen:

                         On behalf of Sound Shore Fund, Inc. (the "Registrant"),
              and  pursuant  to Rule  497(j)  of the  Securities  Act of 1933 as
              amended (the "Act"), the form of Prospectus and Statement of Additional Information dated May 1, 2001, that would have been filed under rule 497(c) of the Act would not have differed from that contained in the most recent amendment to the Registration Statement of the Trust. The most recent amendment to the Registration Statement of the Trust was filed electronically by EDGAR on April 27, 2001 accession number 0001004402-01-500042

                         If you  have  any  questions  concerning  this  filing,
              please do not hesitate to call me collect at (207) 822-6670.

                                        Sincerely,

                                        /s/ D. Blaine Riggle

                                        D. Blaine Riggle
                                        Counsel

              Enclosure


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